Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 MYR (RM)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivable		$ 1,040,434					$ 1,244,662	$ 3,219,772
Other receivables		14,974					728,554
Allowance for credit losses for compensation receivable		93,103					99,526
Impairment for operating lease right-of-use lease assets
Inventory write down		61,935					(68,361)	150,382
Non-current liabilities		1,470,135					1,934,927
Impairment loss		143,621
Non-refundable initial franchise fee		$ 20,000	¥ 3,000,000
Franchise fees royalties percentage		5.00%	5.00%	5.00%	5.00%	5.00%
Directly-operated expenses		$ 1	¥ 100	$ 1	$ 1
Deferred revenue		8,027,153					55,093
Revenue recognized on deferred revenue	$ 82,017	44,907						94,386
Unredeemed membership points		$ 8,027,153
Tax benefit percentage		50.00%	50.00%	50.00%	50.00%	50.00%
Shipping and handling expenses		$ 1,833,788					1,793,286	5,863,482
Advertising expenses		$ 112,698					$ 301,681	$ 748,363
Number of operating segments		3	3	3	3	3
Deposit insurance corporation				$ 500,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		13.40%	13.40%	13.40%	13.40%	13.40%	18.80%	10.60%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		23.70%	23.70%	23.70%	23.70%	23.70%	26.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		11.30%	11.30%	11.30%	11.30%	11.30%	10.60%
Customer Concentration Risk [Member] | CustomerThreeMember | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		10.00%	10.00%	10.00%	10.00%	10.00%	10.20%
Merchandise Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory write down		$ 132,904					$ 69,700
Asset Retirement Obligations [Member]
Summary of Significant Accounting Policies [Line Items]
Non-current liabilities		597,965					773,802
Consumption Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses for compensation receivable		$ 93,103					$ 99,526
Suppliers One [Member] | Supplier Concentration Risk [Member] | Total purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		28.20%	28.20%	28.20%	28.20%	28.20%	22.50%	18.20%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Total purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		18.50%	18.50%	18.50%	18.50%	18.50%	21.20%	16.30%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Total purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage								12.00%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses | ¥			¥ 1
Cash deposit		$ 3,329,061					$ 1,964,529
Total revenue percentage		70.50%					77.80%	88.20%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses				$ 1
Number of membership points convertible into currency units		250	250	250	250	250
Cash deposit		$ 1,171,506					$ 93,919
Total revenue percentage		29.50%					22.20%	11.80%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit		$ 138,365					$ 139,167
Malaysia [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit		710					13,137
Deposit insurance corporation | RM						RM 250,000
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit		96,843					111,301
Deposit insurance corporation		250,000
Canada [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit		29,465					$ 29,090
Deposit insurance corporation		$ 70,000			$ 100,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in voting stock		20.00%
Percentage of consumption tax rate		8.00%	8.00%	8.00%	8.00%	8.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in voting stock		50.00%
Percentage of consumption tax rate		10.00%	10.00%	10.00%	10.00%	10.00%
Deposit Insurance System [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation		$ 56,000
Hong Kong Deposit Protection Board [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation		$ 64,000